Derivative Instruments - Derivative Positions of Company (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivative positions	$ 1,806	$ 1,913
Netting	(418)	(294)
Total	1,388	1,619
Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivative positions	2,183	2,554
Netting	(1,549)	(1,889)
Total	$ 634	$ 665